Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		¥ 658,184	¥ 764,124
Provision for (reversal of) credit losses		102,121	(71,060)
Charge-offs		102,570	74,603
Recoveries		33,014	19,099
Net charge-offs		69,556	55,504
Others	[1]	(76)	(2,951)
Balance at end of period		690,673	634,609
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		389,615	491,098
Provision for (reversal of) credit losses		28,388	(104,297)
Charge-offs		29,033	22,432
Recoveries		15,612	6,616
Net charge-offs		13,421	15,816
Others	[1]	(3,410)	3,368
Balance at end of period		401,172	374,353
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		38,626	42,546
Provision for (reversal of) credit losses		130	(1,651)
Charge-offs		2,093	1,648
Recoveries		355	416
Net charge-offs		1,738	1,232
Others	[1]
Balance at end of period		37,018	39,663
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		32,550	32,119
Provision for (reversal of) credit losses		14,456	12,400
Charge-offs		12,715	12,401
Recoveries		721	500
Net charge-offs		11,994	11,901
Others	[1]
Balance at end of period		35,012	32,618
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		52,581	53,765
Provision for (reversal of) credit losses		17,950	1,423
Charge-offs		16,266	7,909
Recoveries		2,791	1,448
Net charge-offs		13,475	6,461
Others	[1]	(1,613)	(1,274)
Balance at end of period		55,443	47,453
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		144,812	144,596
Provision for (reversal of) credit losses		24,902	21,065
Charge-offs		36,240	30,213
Recoveries		11,115	10,119
Net charge-offs		25,125	20,094
Others	[1]	3,568	(5,045)
Balance at end of period		148,157	¥ 140,522
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period
Provision for (reversal of) credit losses		16,295
Charge-offs		6,223
Recoveries		2,420
Net charge-offs		3,803
Others	[1]	1,379
Balance at end of period		¥ 13,871

[1]	Others are principally comprised of gains or losses from foreign exchange translation.